INFORMATION ABOUT UNAUDITED INTERIM CONDENSED CONSOLIDATED COMPONENTS OF EQUITY (Tables)	6 Months Ended
Dec. 31, 2019
INFORMATION ABOUT UNAUDITED INTERIM CONDENSED CONSOLIDATED COMPONENTS OF EQUITY
Summary of contributions made by the Parent

	12/31/2019	12/31/2018

Capital contributions	—	294,041
Intangible contributed	—	623,022
Incorporation of financial debt (*)	—	(11,627,501)
	—	(10,710,438)

(*)   Financial debt taken by the Group in connect with Rizobacter acquisition